Shareholder Report, Holdings (Details)	May 31, 2025
C000005502 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005502 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005502 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005502 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005502 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005502 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005502 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005502 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005502 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005502 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005502 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000005502 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000005502 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005502 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005502 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049236 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000049236 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000049236 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049236 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049236 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049236 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049236 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049236 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049236 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049236 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049236 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000049236 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000049236 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000049236 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049236 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049237 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000049237 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000049237 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049237 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049237 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049237 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049237 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049237 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049237 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049237 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049237 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000049237 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000049237 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000049237 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049237 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244825 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000244825 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244825 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244825 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244825 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244825 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244825 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244825 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244825 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244825 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244825 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000244825 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000244825 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244825 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244825 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%